Organizational and Offering Costs	12 Months Ended
Sep. 30, 2017
The Gold Trust [Member]
Organizational and Offering Costs

3.    Organizational and Offering Costs

The Fund’s organizational and offering costs are borne by the Sponsor and, as such, are the sole responsibility of the Sponsor. The Sponsor will not seek reimbursement or otherwise require the Fund, the Trust, the Trustee or any Shareholder to assume any liability, duty or obligation in connection with any such organizational and offering costs.